Annual Fund Operating Expenses - Dodge & Cox Emerging Markets Stock Fund - Dodge & Cox Emerging Markets Stock Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.76%	[1]
Expenses (as a percentage of Assets)	1.36%	[2]
Fee Waiver or Reimbursement	(0.66%)	[2]
Net Expenses (as a percentage of Assets)	0.70%	[2]

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Annual Fund Operating Expenses at 0.70% until April 30, 2022. This agreement cannot be terminated prior to April 30, 2022 other than by resolution of the Fund’s Board of Trustees. The term of the agreement renews annually unless terminated with 30 days’ written notice by either party prior to the end of the term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund other than to the extent the total amount of such fee waivers and payments during a year exceeds the amount needed to limit the Fund’s total expenses for that year to 0.70%.